Note 8 - Income Tax - Changes in Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Net deferred tax liability as of January 1	$ 7,362	$ 4,322
Addition from business combination (Note 3)	48	0
Expense (benefit) in the Statement of Operations	(3,452)	3,040
Expense (benefit) in the Statement of Comprehensive Income	251	0
Net deferred tax liability as of December 31	$ 4,209	$ 7,362